Investments - Schedule of Investments in Unconsolidated Affiliates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Apr. 30, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	$ 887.2		$ 887.2			$ 397.2
Equity in earnings (losses) of unconsolidated affiliates	$ (21.1)	$ (19.6)	$ (42.5)	$ (20.7)
Ceridian
Schedule of Equity Method Investments [Line Items]
Ownership (as a percent)	21.70%		21.70%
Investments in unconsolidated affiliates	$ 380.5		$ 380.5			359.7
Equity in earnings (losses) of unconsolidated affiliates	$ 1.4	(19.7)	$ 4.0	(21.6)
Dun And Bradstreet Corporation
Schedule of Equity Method Investments [Line Items]
Ownership (as a percent)	24.30%		24.30%		24.30%
Investments in unconsolidated affiliates	$ 471.4		$ 471.4			0.0
Equity in earnings (losses) of unconsolidated affiliates	(22.9)	0.0	(47.2)	0.0
Other
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	35.3		35.3			$ 37.5
Equity in earnings (losses) of unconsolidated affiliates	$ 0.4	$ 0.1	$ 0.7	$ 0.9